Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets
Gross amount at the end of the period		$ 1,449	$ 1,455	$ 1,462
Gross amount at the beginning of the period		1,455	1,462
Less accumulated amortization		(163)	(93)
Net carrying amount	[1]	1,286	1,362
Amortization of Intangible Assets		$ 70	55	30
Finite-Lived Intangible Asset, Useful Life		20 years
Finite-Lived Intangible Assets, Other Changes		$ (6)	(7)
Contra Revenue Intangibles Amortization		69	54	29
Accumulated Amortization of Out of Market Contracts		3
Estimated amortization related to the Company's finite-lived intangible assets
Estimated intangible assets amortization, 2016		71
Estimated intangible assets amortization, 2017		71
Estimated intangible assets amortization, 2018		71
Estimated intangible assets amortization, 2019		71
Estimated intangible assets amortization, 2020		71
Customer Contracts
Finite-Lived Intangible Assets
Gross amount at the end of the period		15	15	15
Gross amount at the beginning of the period		15	15
Less accumulated amortization		(7)	(6)
Net carrying amount		8	9
Finite-Lived Intangible Assets, Other Changes		0	0
Customer Relationships
Finite-Lived Intangible Assets
Gross amount at the end of the period		66	66	66
Gross amount at the beginning of the period		66	66
Less accumulated amortization		(4)	(3)
Net carrying amount		62	63
Finite-Lived Intangible Assets, Other Changes		0	0
Supply Commitment Arrangement [Domain]
Finite-Lived Intangible Assets
Gross amount at the end of the period		1,264	1,264	1,270
Gross amount at the beginning of the period		1,264	1,270
Less accumulated amortization		(138)	(75)
Net carrying amount		1,126	1,189
Finite-Lived Intangible Assets, Other Changes		0	(6)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets
Gross amount at the end of the period		6	6	6
Gross amount at the beginning of the period		6	6
Less accumulated amortization		(2)	(2)
Net carrying amount		4	4
Finite-Lived Intangible Assets, Other Changes		0	0
Emission Allowances [Member]
Finite-Lived Intangible Assets
Gross amount at the end of the period		9	15	16
Gross amount at the beginning of the period		15	16
Less accumulated amortization		(2)	(1)
Net carrying amount		7	14
Finite-Lived Intangible Assets, Other Changes		(6)	(1)
Research and Development Expense [Member]
Finite-Lived Intangible Assets
Gross amount at the end of the period		3	3	3
Gross amount at the beginning of the period		3	3
Less accumulated amortization		(1)	(1)
Net carrying amount		2	2
Finite-Lived Intangible Assets, Other Changes		0	0
Leasehold Rights [Member]
Finite-Lived Intangible Assets
Gross amount at the end of the period		86	86	$ 86
Gross amount at the beginning of the period		86	86
Less accumulated amortization		(9)	(5)
Net carrying amount		77	81
Finite-Lived Intangible Assets, Other Changes		0	$ 0
Out of Market Contracts [Member]
Finite-Lived Intangible Assets
Amortization		1
NRG Solar Blythe LLC [Member]
Finite-Lived Intangible Assets
Out of Market Contracts		4
Spring Canyon [Member]
Finite-Lived Intangible Assets
Out of Market Contracts		$ 3
Finite-Lived Intangible Asset, Useful Life		25 years
Alta Wind XI [Member]
Finite-Lived Intangible Assets
Out of Market Contracts		$ 5

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.